Condensed Consolidated Unaudited Interim Statements of Cash Flows € in Thousands, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($) [1]	Jun. 30, 2021 EUR (€)		Dec. 31, 2021 EUR (€)
Cash flows from operating activities
Loss for the period	€ (635)	$ (660)	€ (5,162)	[2]	€ (19,640)	[2]
Adjustments for:
Financing expenses, net	2,181	2,267	6,138		26,884
Profit from settlement of derivatives contract	0	0	(407)		(407)
Depreciation and amortization	7,978	8,289	7,076	[2]	15,116	[2]
Share-based payment transactions	60	62	13		63
Share of losses (profits) of equity accounted investees	602	625	772		(117)
Payment of interest on loan by an equity accounted investee	0	0	859		859
Change in trade receivables and other receivables	(2,579)	(2,680)	(2,124)		(1,883)
Change in other assets	53	55	(782)		(545)
Change in receivables from concessions project	(550)	(571)	757		1,580
Change in trade payables	(801)	(832)	(941)		154
Change in other payables	7,878	8,185	3,715		2,380
Income tax expense (tax benefit)	1,087	1,129	306	[2]	(2,281)	[2]
Income taxes paid	(3,255)	(3,382)	(15)		(94)
Interest received	922	958	921		1,844
Interest paid	(4,924)	(5,116)	(3,857)		(7,801)
Net cash provided by operating activities	8,017	8,329	7,269		16,112
Cash flows from investing activities
Acquisition of fixed assets	(22,274)	(23,142)	(64,665)		(83,682)
Repayment of loan by an equity accounted investee	149	155	1,400		1,400
Loan to an equity accounted investee	0	0	(244)		(335)
Advances on account of investments	0	0	(8)		0
Settlement of derivatives contract	(528)	(549)	(252)		(976)
Investment in restricted cash, net	(8,241)	(8,562)	(185)		(5,990)
Proceeds from (investment in) short term deposit	27,645	28,722	8,533		(18,599)
Proceeds from (investment in) marketable securities	0	0	1,785		(112)
Net cash used in investing activities	(3,249)	(3,376)	(53,636)		(108,294)
Cash flows from financing activities
Sale of shares in subsidiaries to non-controlling interests	0	0	1,400		1,400
Proceeds from options	0	0	22		49
Cost associated with long term loans	(8,958)	(9,307)	(197)		(2,796)
Payment of principal of lease liabilities	(4,000)	(4,156)	0		(4,803)
Proceeds from long term loans	196,189	203,835	32,476		32,947
Repayment of long-term loans	(143,095)	(148,672)	(3,390)		(18,905)
Repayment of Debentures	(19,764)	(20,534)	(30,730)		(30,730)
Repayment of SWAP instrument associated with long term loans	(3,290)	(3,418)	0		0
Proceeds from issue of convertible debentures	0	0	15,571		15,571
Proceeds from issuance of Debentures, net	0	0	25,465		57,717
Issuance / exercise of warrants	0	0	3,675		3,746
Net cash provided by financing activities	17,082	17,748	44,292		54,196
Effect of exchange rate fluctuations on cash and cash equivalents	(3,128)	(3,250)	2,489		12,370
Increase (decrease) in cash and cash equivalents	18,722	19,451	414		(25,616)
Cash and cash equivalents at the beginning of the period	41,229	42,836	66,845		66,845
Cash and cash equivalents at the end of the period	€ 59,951	$ 62,287	€ 67,259		€ 41,229

[1]	* Convenience translation into US$ (exchange rate as at June 30, 2022: EUR 1 = US$1.039)
[2]	Reclassified, please see Note 2C.